Regulatory matters (Tables)	12 Months Ended
Dec. 31, 2015
Regulated Operations [Abstract]
Regulatory Assets and Liabilities
Regulatory assets and liabilities consist of the following:

	2015	2014
Regulatory assets
Environmental remediation (a)	$116,747	$102,735
Pension and post-employment benefits (b)	69,537	63,512
Commodity costs adjustment (c)	7,643	41,502
Rate case costs (d)	6,535	4,161
Rate adjustment mechanism (e)	14,804	6,207
Other	30,049	29,155
Total regulatory assets	$245,315	$247,272
Less current regulatory assets	(32,213)	(61,645)
Non-current regulatory assets	$213,102	$185,627

Regulatory liabilities
Cost of removal (f)	$107,988	$78,013
Rate-base offset (g)	24,984	23,427
Commodity costs adjustment (c)	32,423	10,389
Other	9,952	9,927
Total regulatory liabilities	$175,347	$121,756
Less current regulatory liabilities	(44,167)	(20,590)
Non-current regulatory liabilities	$131,180	$101,166

(a)	Environmental remediation
Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 13(b)) are recovered through rates over a period of 7 years and are subject to an annual cap.

(b)	Pension and post-employment benefits
As part of certain business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. An amount of $32,313 relates to a recent acquisition and was authorized for recognition as an asset by the regulator. Recovery is anticipated to be approved in a final rate order to be received on completion of the next general rate case. The balance is recovered through rates over the future services years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712 Compensation Non-retirement Post-employment Benefits and ASC 715 Compensation Retirement Benefits before the transfer to regulatory asset occurred.

(c)	Commodity costs adjustment
The revenue of the electric and natural gas utilities includes a component which is designed to recover the cost of electricity or natural gas through rates charged to customers. Under deferred energy accounting, to the extent actual natural gas and purchased power costs differ from natural gas and purchased power costs recoverable through current rates, that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of natural gas or electricity in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 24(b)(i)) are recoverable through the commodity costs adjustment.

7.	Regulatory matters (continued)

(d)	Rate case costs
The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(e)	Rate adjustment mechanism
Revenue for Calpeco Electric System, Peach State Gas System and New England Gas Systems are subject to a revenue decoupling mechanism approved by their respective regulator which require charging approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but collected over a period not exceeding 24 months is accrued upon approval of the Final Order.

(f)	Cost of removal
The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

(g)	Rate-base offset
The regulators imposed a rate-base offset that would reduce the revenue requirement at future rate proceedings. The rate-base offset declines on a straight-line basis over a period of ten years.